Document and Entity Information	12 Months Ended
Jan. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Nov 30, 2012
Registrant Name	FIDELITY COMMONWEALTH TRUST
Central Index Key	0000205323
Amendment Flag	false
Document Creation Date	Dec 11, 2012
Document Effective Date	Dec 11, 2012
Prospectus Date	Jan 28, 2012

Fidelity NASDAQ Composite Index Fund

Supplement to the
Fidelity® Nasdaq Composite® Index Fund
January 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY COMMONWEALTH TRUST
Prospectus Date	rr_ProspectusDate	Jan 28, 2012
Fidelity NASDAQ Composite Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fct4_SupplementTextBlock

Supplement to the
Fidelity® Nasdaq Composite® Index Fund
January 28, 2012
Prospectus

Effective January 1, 2013, the following information replaces the information under "Shareholder fees" under the heading "Fee Table" in the "Fund Summary" section on page 3.

Shareholder fees (fees paid directly from your investment)
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	0.75%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY COMMONWEALTH TRUST
Prospectus Date	rr_ProspectusDate	Jan 28, 2012
Document Creation Date	dei_DocumentCreationDate	Dec 11, 2012